UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code:701-852-5292

Date of fiscal year end: October 31

Date of reporting period: October 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Kansas Municipal Fund
Schedule of Investments October 31, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (97.7%)

Burlington, KS PCR (Gas & Elec.) MBIA	Aaa/AAA	5.300%	06/01/2031	$1,000,000	$1,083,760
Burlington, KS PCR (Gas & Elec.) MBIA	Aaa/AAA	4.850	06/01/2031	500,000	522,225
Butler Cty., KS Public Bldg. MBIA	Aaa/NR	5.550	10/01/2021	300,000	322,650
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. AMBAC	Aaa/AAA	5.000	08/01/2022	250,000	262,680
Cowley Cty, KS USD #465 (Winfield) MBIA	Aaa/AAA	5.250	10/01/2014	390,000	423,684
Dodge, KS School District #443 FGIC	Aaa/NR	5.000	09/01/2011	1,000,000	1,067,500
Douglas Cty., KS Sales Tax Ref. AMBAC	Aaa/NR	5.000	08/01/2019	1,000,000	1,067,110
Hutchinson, KS Community College	NR/A-	5.000	10/01/2025	350,000	366,835
Hutchinson, KS Community College	NR/A-	5.250	10/01/2030	300,000	320,877
Hutchinson, KS Community College	NR/A-	5.250	10/01/2033	450,000	480,069
#Johnson Cty., KS USD #229 (Blue Valley) G.O.	Aa-1/AA	5.000	10/01/2018	2,600,000	2,726,360
Johnson Cty., KS USD #231 Gardner-Edgerton FGIC	Aaa/AAA	5.000	10/01/2024	1,135,000	1,215,506
Johnson Cty., KS USD #232 (De Soto)	Aaa/NR	5.250	09/01/2023	500,000	551,045
Kansas City, KS Mrtge. Rev. GNMA	Aaa/NR	5.900	11/01/2027	335,000	341,700
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC	Aaa/AAA	6.300	09/01/2016	580,000	591,664
KS Devl. Fin. Auth. Univ. KS Research Cent. XLCA	Aaa/AAA	5.000	02/01/2026	500,000	534,615
KS Devl. Finance Auth.	Aaa/AAA	5.000	05/01/2026	1,335,000	1,432,375
*KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.750	12/01/2027	2,250,000	2,402,842
KS Devl. Finance Auth. (Dept. Admin.) FGIG	Aaa/AAA	5.000	11/01/2025	250,000	269,795
KS Devl. Finance Auth. (Dept. of Admin. Capital Restoration) Lease Rev. FSA	Aaa/AAA	5.375	10/01/2020	370,000	397,265
KS Devl. Finance Auth. (Hays Medical Center)	A/NR	5.000	11/15/2022	500,000	521,690
KS Devl. Finance Auth. (Juvenile Justice) Rev. MBIA	Aaa/AAA	5.250	05/01/2013	570,000	606,075
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/2017	250,000	264,710
*KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev.	NR/AAA	6.000	12/01/2021	1,975,000	1,988,450
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA	Aaa/AAA	6.400	01/01/2024	255,000	255,000
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev.	Aa/AA	6.125	12/01/2020	1,000,000	1,079,270
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.800	11/15/2021	430,000	430,864
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.375	11/15/2024	1,500,000	1,605,885
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.800	11/15/2016	455,000	455,000
KS Devl. Finance Auth. (Water Pollution Control)	Aaa/AAA	5.000	11/01/2023	1,000,000	1,071,040
*KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/2011	1,370,000	1,411,374
*KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/2011	630,000	646,456
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	11/01/2022	1,000,000	1,092,830
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.250	09/01/2021	500,000	547,785
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/2024	530,000	562,256
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/2025	750,000	793,230
Lawrence, KS (Memorial Hospital) Rev.	A-3/NR	5.125	07/01/2026	500,000	527,045
Lawrence, KS (Memorial Hospital) Rev.	A-3/NR	5.125	07/01/2036	500,000	524,640
Lawrence, KS (Memorial Hospital) Rev. ASGUA	Aa-3/AA	5.750	07/01/2024	1,000,000	1,056,060
Lawrence, KS (Unlimited Tax) Refunding G.O.	Aa/NR	5.375	09/01/2020	500,000	534,260
Neosho County, KS (Sales Tax Rev.) MBIA	Aaa/AAA	5.000	08/15/2008	200,000	203,400
Newton, KS (Newton) Hosp. Rev.	NR/BBB-	5.700	11/15/2018	1,000,000	1,028,780
Newton, KS (Newton) Hosp. Rev. ACA	NR/A	5.750	11/15/2024	500,000	513,690
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev.	Aaa/AAA	5.500	09/01/2025	235,000	249,962
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aaa/AAA	5.500	09/01/2030	500,000	530,730
#Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.700	11/01/2027	2,210,000	2,232,100
Pratt, KS Elec. Util. Syst. Rev. Ref. & Impvt. AMBAC	Aaa/AAA	6.600	11/01/2007	440,000	449,632
Scott Cty, KS USD #466 FGIC	Aaa/AAA	5.250	09/01/2017	900,000	978,201
Sedgwick Cty., KS (Catholic Care Center, Inc.) Hlth. Care Rev.	NR/A	5.800	11/15/2026	1,000,000	1,051,580
Shawnee Cty., KS G.O. FSA	Aaa/NR	5.000	09/01/2016	655,000	709,719
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/2026	1,435,000	1,508,042
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/2031	1,200,000	1,267,776
Topeka, KS G.O. XLCA	Aaa/NR	5.000	08/15/2021	400,000	423,404
University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.700	09/01/2020	830,000	877,385
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.550	09/01/2026	1,355,000	1,429,931
Wamego, KS PCR (Kansas Gas & Electric Project) MBIA	Aaa/AAA	5.300	06/01/2031	750,000	811,297
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/NR	5.000	07/01/2019	955,000	1,020,064
Wichita, KS (Via Christi Health System) Rev.	NR/A+	6.250	11/15/2024	1,500,000	1,608,480
Wichita, KS (Via Christi Health System) Rev.	NR/A+	5.625	11/15/2031	1,100,000	1,181,928
Wichita, KS G.O. (Series 772)	Aa/AA	4.500	09/01/2017	565,000	582,826
*Wichita, KS G.O. (Series 772)	Aa/AA	4.500	09/01/2018	125,000	128,629
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.650	07/01/2016	990,000	1,008,503
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.700	07/01/2022	2,000,000	2,038,440
Wichita, KS Public Building Commission (State Office Prj.) Rev. AMBAC	Aaa/AAA	4.000	10/01/2014	750,000	754,830
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/2018	1,465,000	1,590,609
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.000	10/01/2028	500,000	531,900

TOTAL KANSAS MUNICIPAL BONDS (COST: $54,816,836)					$57,066,315

SHORT-TERM SECURITIES (1.2%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $704,660)				704,660	$704,660

TOTAL INVESTMENTS IN SECURITIES (COST: $55,521,496)					$57,770,975
OTHER ASSETS LESS LIABILITIES					612,344

NET ASSETS					$58,383,319

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager

Note: INVESTMENT IN SECURITIES

At October 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $55,521,496.  The net unrealized appreciation of investments based on the cost was $2,249,479, which is comprised of $2,283,728 aggregate gross unrealized appreciation and $34,249 aggregate gross unrealized depreciation.

Kansas Insured Intermediate Fund
Schedule of Investments October 31, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (97.2%)

Butler Cty., KS (Circle) USD #375 FSA	Aaa/NR	5.000%	09/01/2013	$250,000	$261,935
#Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) MBIA	Aaa/NR	5.250	09/01/2016	770,000	838,592
Dodge, KS USD #443 Unltd. General Obligation FSA	Aaa/AAA	5.750	09/01/2013	100,000	106,120
Johnson Cty., KS Community College Student Commons & Parking AMBAC	Aaa/AAA	5.000	11/15/2019	235,000	251,372
Johnson Cty., KS USD #232 (Desoto) MBIA	Aaa/NR	5.000	03/01/2015	250,000	272,298
Johnson Cty., KS USD #232 (Desoto) FSA	Aaa/NR	5.000	09/01/2015	100,000	108,823
KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.500	12/01/2013	375,000	396,401
KS Devl. Finance Auth. (Wichita Univ.) AMBAC	Aaa/AAA	5.900	04/01/2015	305,000	322,766
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/2017	250,000	264,710
KS Devl. Finance Auth. (State of KS Projects) MBIA	Aaa/AAA	4.100	05/01/2019	250,000	250,680
KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev. FNMA	NR/AAA	5.700	12/01/2009	325,000	326,729
#KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.700	11/15/2008	450,000	450,886
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.200	11/15/2008	375,000	380,985
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.300	11/15/2009	375,000	380,824
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.500	11/15/2017	100,000	101,970
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.750	11/15/2012	845,000	913,411
Kingman Cty., KS USD #331 FGIC	Aaa/AAA	5.500	10/01/2012	250,000	268,042
*Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.000	10/01/2014	605,000	613,670
Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.180	10/01/2023	445,000	451,043
Morton Cty., KS USD# 217 FSA	Aaa/AAA	4.000	09/01/2010	100,000	100,830
Neosho County, KS (Sales Tax Rev.) MBIA	Aaa/AAA	5.000	08/15/2008	205,000	208,485
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.250	11/01/2012	485,000	489,850
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA	Aaa/NR	5.500	09/01/2015	190,000	204,476
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. FSA	Aaa/NR	5.000	09/01/2014	485,000	513,528
Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. FNMA COL.	NR/AAA	5.250	10/01/2014	215,000	218,550
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.500	09/01/2015	1,000,000	1,043,790
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/AAA	5.350	07/01/2011	105,000	109,320
Wellington, KS Utility Rev. AMBAC	Aaa/AAA	5.000	05/01/2012	250,000	254,607
Wichita, KS G.O. (Series 772) FGIC	Aaa/AAA	4.100	09/01/2014	130,000	133,147
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.375	07/01/2010	375,000	379,864
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA	Aa/AAA	5.250	10/01/2012	405,000	412,740
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/2014	325,000	353,070
#Wyandotte Cty., Kansas City, KS Gov't. Util. Syst. Rev. MBIA	Aaa/AAA	5.125	09/01/2013	500,000	521,075
Wyandotte Cty., KS USD #500 G.O. FSA	Aaa/AAA	5.250	09/01/2013	250,000	274,090

TOTAL KANSAS MUNICIPAL BONDS (COST: $11,841,364)					$12,178,679

SHORT-TERM SECURITIES (3.9%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $487,074)				487,074	$487,074

TOTAL INVESTMENTS IN SECURITIES (COST: $12,328,438)					$12,665,753
OTHER ASSETS LESS LIABILITIES					(142,649)

NET ASSETS					$12,523,104

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At October 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $12,328,438.  The net unrealized appreciation of investments based on the cost was $337,315, which is comprised of $337,817 aggregate gross unrealized appreciation and $502 aggregate gross unrealized depreciation.

Maine Municipal Fund
Schedule of Investments October 31, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MAINE MUNICIPAL BONDS (71.8%)

Bar Harbor, ME	A-1/NR	6.450%	06/01/2009	$75,000	$80,402
Bath, ME	A-3/NR	7.400	12/01/2006	15,000	15,088
Bath, ME	A-3/NR	7.450	12/01/2007	30,000	31,237
Bath, ME	A-3/NR	7.500	12/01/2008	20,000	21,600
Brewer, ME	A/A	4.600	11/01/2017	210,000	222,277
Bucksport, ME	NR/A-	7.150	04/01/2007	25,000	25,553
Ellsworth, ME	A/NR	7.200	07/01/2008	25,000	26,425
Freeport, ME	Aa-3/AA	7.250	09/01/2010	20,000	22,614
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.200	02/01/2022	155,000	156,744
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.300	02/01/2023	155,000	158,196
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.350	02/01/2024	155,000	158,776
Houlton, ME Water District MBIA	Aaa/NR	4.600	05/01/2014	100,000	102,447
Kennebec, ME Regl. Dev.	Baa-1/NR	5.500	08/01/2014	75,000	80,071
#Kennebec, ME Water District FSA	Aaa/NR	5.125	12/01/2021	500,000	518,935
Kittery, ME	A-1/AA	5.200	01/01/2009	25,000	25,678
Lewiston, ME G.O. FSA	Aaa/NR	5.000	04/01/2022	500,000	531,385
Lewiston, ME G.O. FSA	Aaa/NR	5.000	04/01/2024	250,000	268,012
Maine Finance Auth. Rev. (Electric Rate Stabilization) FSA	Aaa/AAA	4.500	07/01/2008	25,000	25,383
Maine Governmental Facs. Auth Lease MBIA	Aaa/AAA	5.375	10/01/2016	250,000	270,410
Maine Governmental Facs. Lease Rev FSA	Aaa/AAA	5.750	10/01/2007	250,000	255,660
Maine Health & Higher Educ. Auth. (Maine Maritime Academy) MBIA	Aaa/NR	5.000	07/01/2025	340,000	360,397
Maine Health & Higher Educ. Facs. Auth.	Aaa/A+	6.000	10/01/2013	195,000	219,775
Maine Health & Higher Educ. Facs. Auth. (Bates College) FSA	Aaa/AAA	5.250	07/01/2011	25,000	25,656
*Maine Health & Higher Educ. Facs. Auth. (Blue Hill Mem. Hosp) FSA	Aaa/AAA	5.250	07/01/2010	550,000	565,439
Maine Health & Higher Educ. Facs. Auth. FSA	Aaa/AAA	5.600	07/01/2007	175,000	175,772
Maine Health & Higher Educ. Facs. Auth. Rev. AMBAC	Aaa/AAA	7.300	05/01/2014	5,000	5,000
#Maine Health & Higher Educ. Facs. Auth. Rev. FSA	Aaa/AAA	5.300	07/01/2007	130,000	130,000
Maine Municipal Bond Bank MBIA	Aaa/AAA	4.200	11/01/2006	260,000	260,000
*Maine Municipal Bond Bank MBIA	Aaa/AAA	5.625	11/01/2016	1,000,000	1,079,990
Maine Municipal Bond Bank (Sewer & Water) Rev.	Aaa/AAA	4.900	11/01/2024	100,000	106,200
Maine State (Highway)	Aa-3/AA-	5.000	06/15/2011	200,000	211,850
Maine State Turnpike Auth. MBIA	Aaa/AAA	4.625	07/01/2010	100,000	102,086
Maine State Turnpike Auth. MBIA	Aaa/AAA	5.250	07/01/2010	75,000	78,442
Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.300	07/01/2012	100,000	103,660
*Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.750	07/01/2028	750,000	813,802
Portland, ME	Aa-1/AA	5.000	09/01/2013	60,000	63,614
#Portland, ME	Aa-1/AA	5.300	06/01/2013	790,000	802,537
Portland, ME Airport Rev. FSA	Aaa/AAA	5.000	07/01/2032	500,000	522,525
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/2031	250,000	252,775
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/2032	480,000	485,328
#Skowhegan, ME Pollution Ctl. Rev. (Scott Paper Co. Prj.)	Aa/AA-	5.900	11/01/2013	1,465,000	1,465,000
South Portland, ME	Aa-1/NR	5.800	09/01/2008	150,000	156,207
South Portland, ME	Aa-1/NR	5.800	09/01/2011	40,000	44,153
University of Maine System Rev. AMBAC	Aaa/AAA	4.500	03/01/2007	50,000	50,538
University of Maine System Rev. AMBAC	Aaa/AAA	5.000	03/01/2024	100,000	104,007
University of Maine System Rev. MBIA	Aaa/AAA	4.250	03/01/2025	200,000	201,116
Westbrook, ME MBIA	Aaa/AAA	4.600	06/01/2007	240,000	243,612
Westbrook, ME G.O. FGIC	Aaa/AAA	4.250	10/15/2020	180,000	183,321
Windham, ME General Obligation AMBAC	Aaa/AAA	4.000	11/01/2014	415,000	422,221
Winslow, ME (Crowe Rope Inds.) MBIA	Aaa/AAA	5.500	03/01/2007	130,000	131,768
Winthrop, ME	A-3/NR	5.400	08/01/2007	25,000	25,503
Yarmouth, ME	Aa-3/AA-	5.000	11/15/2019	500,000	536,595
Yarmouth, ME AMBAC	Aaa/NR	5.250	11/15/2009	250,000	261,992
York, ME G.O.	NR/AA	4.000	09/01/2010	75,000	76,629

TOTAL MAINE MUNICIPAL BONDS					$13,264,403

GUAM MUNICIPAL BONDS (0.1%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	$11,366

PUERTO RICO MUNICIPAL BONDS (22.1%)
Puerto Rico Commonwealth Highway and Trans. Rev. MBIA	Aaa/AAA	5.500	07/01/2036	750,000	847,537
Puerto Rico Public Finance Corp. Commonwealth Appropriations AMBAC	Aaa/AAA	5.375	06/01/2018	1,960,000	2,232,538
*University of Puerto Rico Univ. Revs. MBIA	Aaa/AAA	5.500	06/01/2015	1,000,000	1,007,500
TOTAL PUERTO RICO MUNICIPAL BONDS					$4,087,575

VIRGIN ISLANDS MUNICIPAL BONDS (3.0%)
Virgin Islands Hsg. Finance Auth. Single Family Rev. GNMA COLL	NR/AAA	6.000	03/01/2007	35,000	35,000
Virgin Islands Water & Power Auth. Elec. Syst. Rev. ACA/MBIA	Aaa/AAA	5.300	07/01/2021	500,000	519,445
TOTAL VIRGIN ISLANDS MUNICIPAL BONDS					$554,445

TOTAL MUNICIPAL BONDS (COST: $17,255,467)					$17,917,789

SHORT-TERM SECURITIES (2.0%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $372,809)				372,809	$372,809

TOTAL INVESTMENTS IN SECURITIES (COST: $17,628,276)					$18,290,598
OTHER ASSETS LESS LIABILITIES					195,869

NET ASSETS					$18,486,467

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At October 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $17,628,276.  The net unrealized appreciation of investments based on the cost was $662,322 which is comprised of $678,747 aggregate gross unrealized appreciation and $16,425 aggregate gross unrealized depreciation.

Nebraska Municipal Fund
Schedule of Investments October 31, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEBRASKA MUNICIPAL BONDS (89.2%)

Adams Cty., NE Hosp. Auth. #001 (Mary Lanning Memorial Hosp.) ASGUA	NR/AA	5.300%	12/15/2018	$250,000	$257,217
Dawson Cty., NE SID #001 (IBP, Inc. Proj.) Ref. G.O.	Ba-1/BBB-	5.650	02/01/2022	700,000	700,000
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. FSA	Aaa/AAA	4.500	12/15/2025	405,000	412,326
*Dodge Cty., NE SD #001 (Fremont Public Schools) FSA	Aaa/NR	5.500	12/15/2020	1,000,000	1,080,900
Douglas Cty., NE G.O.	Aa/AA+	4.750	12/01/2025	250,000	258,312
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth - Immanuel Med. Ctr.) Rev. AMBAC	Aaa/AAA	5.250	09/01/2021	250,000	258,555
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.500	11/15/2021	340,000	345,039
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center)	A-1/NR	5.000	11/15/2016	250,000	265,985
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/2015	45,000	45,562
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/2015	230,000	232,875
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O.	NR/NR	5.750	08/15/2017	200,000	200,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2018	265,000	265,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2019	280,000	280,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	04/01/2023	500,000	501,250
#Douglas Cty., NE SD #010 (Elkhorn Public Schools) G.O. FSA	Aaa/AAA	5.500	12/15/2020	750,000	753,750
Douglas Cty., NE SD #010 (Elkhorn Public Schools)	NR/A+	5.050	12/15/2022	150,000	153,525
Fremont, NE Combined Utilities Rev. MBIA	Aaa/AAA	5.000	10/15/2021	500,000	528,015
Hall Cty., NE School Dist. #2 Grand Island FSA	Aaa/AAA	5.000	12/15/2023	500,000	538,030
Kearney Cty., NE Highway Allocation Fund AMBAC	Aaa/NR	5.350	06/15/2021	100,000	100,409
#Lancaster Cty., NE (Bryan Memorial Hospital) Rev. MBIA	Aaa/AAA	5.375	06/01/2019	1,400,000	1,447,810
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools)	Aa-1/AAA	5.250	01/15/2021	500,000	533,110
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O.	Aa-1/AAA	5.250	01/15/2022	500,000	540,275
Lancaster Cty, NE School District #0160 (Norris Schools) G.O. FSA	Aaa/NR	5.000	12/15/2025	250,000	258,218
Lincoln Cty., NE School Dist. #55 (Sutherland Public Schools) FSA	Aaa/NR	5.000	12/15/2020	225,000	228,078
Lincoln, NE Elec. Syst. Rev.	Aa/AA	5.000	09/01/2021	1,000,000	1,057,640
Lincoln, NE Water Rev.	Aa/AA-	5.000	08/15/2022	575,000	610,713
Madison Cty., NE Hosp. Auth. #001 (Faith Regl. Hlth. Svcs.) Rev. ASGUA	NR/AA	5.350	07/01/2018	250,000	260,115
Metropolitan Community College South Omaha Bldg. Proj. AMBAC	Aaa/AAA	4.500	03/01/2026	1,000,000	1,026,330
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA	Aaa/AAA	6.250	06/01/2018	800,000	849,200
NE Hgr. Educ. Loan Program Junior Subord. Rev. MBIA	Aaa/AAA	6.400	06/01/2013	220,000	228,912
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA	Aaa/AAA	6.450	06/01/2018	400,000	423,296
*NE Hgr. Educ. Loan Program Student Loan MBIA	Aaa/AAA	5.875	06/01/2014	985,000	996,958
NE Hgr. Educ. Loan Program B Rev. MBIA	Aaa/AAA	6.000	06/01/2028	100,000	101,279
NE Educ. Finance Auth. (Wesleyan Univ.) Rev. Radian Insured	NR/AA	5.500	04/01/2027	1,000,000	1,069,220
NE Invmt. Finance Auth. (Catholic Hlth. Initiatives) Rev.	Aa/AA	5.125	12/01/2017	200,000	206,950
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/GNMA	NR/AAA	6.500	09/01/2018	10,000	10,088
NE Invmt. Finance Auth. Single Family Hsg. Rev. FNMA/GNMA	NR/AAA	6.400	09/01/2026	15,000	15,141
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA	NR/AAA	6.250	09/01/2028	15,000	15,395
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.200	09/01/2017	45,000	45,970
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.250	03/01/2021	50,000	51,375
*NE Invmt. Finance Auth. Single Family Hsg. Rev.	NR/AAA	6.300	09/01/2028	215,000	220,676
NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Facs. Rev.	Aaa/AAA	5.500	08/15/2017	410,000	427,601
#NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Rev. AMBAC	Aaa/AAA	5.500	08/15/2027	1,000,000	1,043,970
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA	NR/AAA	6.200	06/01/2028	495,000	504,870
NE Invmt. Finance Auth. (Waterbrook) Multifamily Rev.	Aaa/AAA	5.600	04/01/2007	165,000	166,700
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) ASGUA	NR/AA	5.450	11/15/2017	400,000	410,168
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) Rev. Asset Guaranty	NR/AA	5.450	11/15/2022	750,000	809,475
Omaha, NE Various Purpose	Aaa/AAA	5.000	05/01/2022	250,000	266,393
Omaha, NE Various Purpose	Aaa/AAA	4.250	10/15/2026	500,000	498,710
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/AA	5.200	02/01/2022	500,000	531,880
Omaha, NE Public Power Electric Rev.	Aa/AA	5.000	02/01/2034	1,000,000	1,055,400
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/NR	6.200	02/01/2017	650,000	758,349
Omaha, NE (Riverfront Project) Special Obligation	Aa/AA	5.500	02/01/2029	1,000,000	1,091,980
Omaha, NE Public Power Dist. (Electric Rev) AMBAC	Aaa/AAA	4.750	02/01/2025	250,000	263,290
Platte Cty., NE G.O. FSA	Aaa/AAA	4.750	12/15/2014	500,000	508,885
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. Asset Guaranty	NR/AA	5.650	05/01/2012	100,000	105,372
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. Asset Guaranty	NR/AA	6.150	05/01/2030	250,000	269,825
Sarpy Cty., NE School Dist. #046 FSA	Aaa/AAA	5.000	12/15/2022	200,000	202,960
Saunders Cty., NE G.O. FSA	Aaa/AAA	5.000	11/01/2030	250,000	259,533
University of NE Fac. Corp. Deferred Maintenance AMBAC	Aaa/AAA	5.000	07/15/2020	500,000	537,970
Univ. of NE (U. of NE - Lincoln Student Fees) Rev.	Aa/AA-	5.125	07/01/2032	250,000	263,035

TOTAL NEBRASKA MUNICIPAL BONDS (COST: $26,244,884)					$27,349,865

SHORT-TERM SECURITIES (11.4%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $3,502,138)				3,502,138	$3,502,138

TOTAL INVESTMENTS IN SECURITIES (COST: $29,747,022)					$30,852,003
OTHER ASSETS LESS LIABILITIES					(189,379)

NET ASSETS					$30,662,624

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager

Note: INVESTMENT IN SECURITIES

At October 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $29,747,022.  The net unrealized appreciation of investments based on the cost was $1,104,981, which is comprised of $1,104,981 aggregate gross unrealized appreciation and $0 aggregate gross unrealized depreciation.

New Hampshire Municipal Fund
Schedule of Investments October 31, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEW HAMPSHIRE MUNICIPAL BONDS (95.6%)

#Belknap Cty., NH G.O. MBIA	Aaa/AAA	5.200%	06/15/2013	$225,000	$233,388
Colebrook, NH School District MBIA	Aaa/NR	4.000	07/15/2008	60,000	60,487
Concord, NH G.O.	Aa/AA	4.600	10/15/2014	100,000	105,198
Derry, NH FSA	Aaa/NR	4.800	02/01/2018	115,000	121,241
Exeter, NH G.O.	A-1/NR	6.250	01/15/2007	140,000	140,350
Exeter, NH G.O.	A-1/NR	5.300	06/15/2008	25,000	25,639
Franlin, NH G.O. MBIA	Aaa/AAA	5.200	10/01/2007	50,000	50,000
Gorham, NH G.O. FSA	Aaa/NR	4.850	04/01/2014	65,000	67,465
#Hampton, NH G.O. XLCA	Aaa/NR	4.000	12/15/2020	200,000	200,126
Hillsborough, NH G.O. XLCA	Aaa/AAA	4.000	11/01/2020	100,000	99,999
Hillsborough, NH G.O. XLCA	Aaa/AAA	4.000	11/01/2021	100,000	99,999
Hudson, NH G.O.	Aa-3/NR	5.250	03/15/2028	110,000	113,161
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/2006	25,000	25,205
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/2008	20,000	21,522
Keene, NH G.O.	A-1/NR	5.150	10/15/2011	45,000	46,514
#Manchester, NH Airport Rev. MBIA	Aaa/AAA	5.000	01/01/2009	225,000	228,263
*Manchester, NH Public Improvement	Aa/NR	5.500	06/01/2019	200,000	216,304
*Manchester, NH School Facs. Rev. MBIA	Aaa/AAA	5.250	06/01/2009	250,000	261,313
Nashua, NH G.O. MBIA	Aaa/AAA	4.000	03/15/2017	100,000	101,007
Nashua, NH G.O. MBIA	Aa/AA+	5.250	09/15/2017	100,000	107,646
New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.700	06/01/2027	100,000	103,894
*New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.125	06/01/2028	285,000	292,211
#New Hampshire Hgr. Educ. & Hlth. Facs. (Wentworth-Douglas) MBIA	Aaa/AAA	5.400	01/01/2007	175,000	175,000
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.100	10/01/2010	100,000	103,988
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.200	10/01/2011	60,000	63,021
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.500	10/01/2015	120,000	128,894
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.625	10/01/2016	20,000	21,714
#New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aaa/AAA	5.500	07/01/2013	190,000	207,149
New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aaa/AAA	5.500	07/01/2013	95,000	102,893
New Hampshire Muni Bond Bank FSA	Aaa/AAA	4.400	08/15/2016	100,000	102,701
New Hampshire Muni Bond Bank (Pinkerton Academy) AMBAC	Aaa/AAA	5.250	06/01/2007	5,000	5,000
*New Hampshire State Capital Improvement G.O.	Aa/AA	5.000	04/15/2013	250,000	266,758
New Hampshire State Hsg. Finance Auth.	Aa/NR	6.000	07/01/2008	25,000	25,242
New Hampshire State Turnpike Sys. Rev.	Aaa/AAA	6.750	11/01/2011	175,000	178,500
Oyster River, NH Coop School District Lot A	Aa/NR	5.750	06/15/2007	50,000	50,208
Oyster River, NH Coop School District Lot A	Aa/NR	5.850	06/15/2008	100,000	100,420
Portsmouth, NH G.O. MBIA	Aaa/AAA	4.000	08/01/2017	100,000	101,100
Portsmouth, NH G.O. MBIA	Aaa/AAA	4.000	08/01/2019	100,000	100,435
*Rochester, NH G.O. MBIA	Aaa/NR	4.750	07/15/2020	300,000	318,810
#Stratham, NH School District AMBAC	Aaa/AAA	5.100	01/15/2008	200,000	203,076

TOTAL NEW HAMPSHIRE MUNICIPAL BONDS					$4,975,841

GUAM MUNICIPAL BONDS (0.2%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	$11,367

TOTAL MUNICIPAL BONDS (COST: $4,942,874)					$4,987,208

SHORT-TERM SECURITIES (3.5%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (Cost: $180,951)				180,951	$180,951

TOTAL INVESTMENTS IN SECURITIES (COST: $5,123,825)					$5,168,159
OTHER ASSETS MINUS LIABILITIES					36,631

NET ASSETS					$5,204,790

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At October 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $5,123,825.  The net unrealized appreciation of investments based on the cost was $44,334, which is comprised of $62,763 aggregate gross unrealized appreciation and $18,429 aggregate gross unrealized depreciation.

Oklahoma Municipal Fund
Schedule of Investments October 31, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

OKLAHOMA MUNICIPAL BONDS (97.9%)

Alva, OK Hosp. Auth. (Sales Tax Rev) Radian (Xcel)	Aa-3/AA	5.250%	06/01/2025	$250,000	$267,380
Claremore Public Works Auth. Capital Improvement Rev. FSA	Aaa/AAA	5.250	06/01/2027	750,000	824,205
Claremore, OK Student Hsg. Rev. (Rogers University) ACA	NR/A	5.750	09/01/2034	500,000	525,205
Drumright, OK Utility Sys. Rev. Assured Guaranty Ins.	NR/AAA	4.750	02/01/2036	950,000	993,728
Durant, OK Community Fac. Auth. Sales Tax Rev. XLCA	Aaa/AAA	5.500	11/01/2019	500,000	554,885
Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.375	12/01/2019	200,000	200,202
#Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.500	12/01/2028	865,000	865,943
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.850	01/01/2024	155,000	162,883
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.750	07/01/2024	250,000	260,133
Edmond Public Works Sales Tax & Utility Rev. AMBAC	Aaa/AAA	4.750	07/01/2023	200,000	208,610
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. MBIA	Aaa/NR	4.500	04/01/2018	250,000	257,867
Grand River Dam Auth., OK FSA	Aaa/AAA	5.000	06/01/2012	500,000	534,910
Grand River Dam Auth., OK Rev. MBIA	Aaa/AAA	5.875	06/01/2007	160,000	163,443
*Grand River Dam Auth., OK Rev. AMBAC	Aaa/AAA	6.250	06/01/2011	210,000	232,098
Grand River Dam Auth., OK Rev. Ref. AMBAC	Aaa/AAA	5.500	06/01/2013	700,000	775,873
Jackson Cty., OK Sales Tax Rev. AMBAC	Aaa/AAA	5.000	10/01/2022	500,000	517,790
Jenks Aquarium Auth. Rev. MBIA	Aaa/AAA	5.250	07/01/2029	500,000	545,270
Jenks, OK General Obligation FSA	Aaa/AAA	4.200	02/01/2014	400,000	413,948
Jenks, OK General Obligation FSA	Aaa/AAA	5.000	02/01/2025	250,000	282,320
Mannford Public Works Auth.	NR/BBB+	6.000	04/01/2027	300,000	327,318
Mannford Public Works Auth.	NR/BBB+	5.900	04/01/2032	250,000	268,065
McAlester, OK Public Works Auth. FSA	Aaa/NR	5.100	02/01/2030	100,000	107,138
McClain Cty., OK Econ. Dev. Auth. Ed. Lease Rev. (Purcell Schools) Assured GTY	Aa-1/AAA	4.250	09/01/2020	585,000	592,137
Midwest City, OK Capital Impvt. MBIA	Aaa/AAA	5.375	09/01/2024	500,000	539,305
Norman, OK (Regl. Hospital) Auth. Asset Guaranty	Aa-3/AA	5.250	09/01/2016	180,000	191,812
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. AMBAC	Aaa/NR	5.000	08/01/2024	300,000	306,417
OK Agric. & Mech. Colleges Utility Rev. Sys. FGIC	Aaa/AAA	4.000	07/01/2008	185,000	186,169
*OK Board of Regents (Oklahoma City Community College) Student Rev. AMBAC	Aaa/AAA	5.550	07/01/2022	750,000	806,363
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.600	08/01/2020	150,000	162,927
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.700	08/01/2025	390,000	423,817
OK Board of Regents (University of Oklahoma) Athletic Fac. Rev. MBIA	Aaa/NR	5.250	06/01/2026	550,000	581,581
OK Capital Impvt. Auth. (Dept. of Mental Health-Substance Abuse) MBIA	Aaa/AAA	4.000	07/01/2010	250,000	253,625
OK Capital Impvt. Auth. (Higher Ed. Project) AMBAC	Aaa/AAA	5.000	07/01/2024	250,000	267,450
OK Capital Impvt. Auth. (Higher Ed. Project) Rev. AMBAC	Aaa/AAA	5.000	07/01/2022	500,000	536,790
OK Capital Impvt. Auth. (Higher Ed. Project) Rev. AMBAC	Aaa/AAA	5.000	07/01/2030	2,000,000	2,133,560
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.375	07/01/2022	100,000	101,346
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.375	07/01/2023	100,000	101,346
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.500	07/01/2024	200,000	204,342
OK Capital Impvt. Auth. (State Highway) Rev. MBIA	Aaa/AAA	5.000	06/01/2014	250,000	269,233
OK Capital Impvt. Auth. (Supreme Court Proj.) CIFG	Aaa/AAA	4.500	07/01/2024	500,000	508,865
OK Capital Impvt. Auth. (Supreme Court Proj.) CIFG	Aaa/AAA	4.500	07/01/2026	500,000	507,680
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.100	03/01/2016	140,000	142,846
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.150	03/01/2021	100,000	102,202
OK Devl. Finance Auth. (Comanche County Hosp.)	NR/BBB-	5.625	07/01/2009	105,000	108,294
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A MBIA	Aaa/NR	5.600	03/01/2015	280,000	289,097
OK Devl. Finance Auth. (Integris Baptist Medical Center) AMBAC	Aaa/AAA	5.600	06/01/2020	250,000	271,180
OK Devl. Finance Auth. (Langston Univ. Stadium)	NR/AA	5.000	07/01/2027	250,000	265,232
OK Devl. Finance Auth. (Lease Rev.) Law Enforcement MBIA	Aaa/AAA	5.100	06/01/2027	120,000	126,803
OK Devl. Finance Auth. (OK State Syst. Higher Ed.) AMBAC	Aaa/AAA	4.900	12/01/2022	200,000	210,472
*OK Devl. Finance Auth. (Oklahoma City Univ.) Rev. Ref. AMBAC	Aaa/AAA	5.125	06/01/2017	555,000	573,787
OK Devl. Finance Auth. (Seminole State College)	NR/AA	5.125	12/01/2027	150,000	160,261
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	5.750	03/01/2013	400,000	416,744
#OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	6.000	03/01/2018	600,000	627,120
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. MBIA	Aaa/NR	5.000	12/01/2028	500,000	516,755
OK Devl. Finance Auth. (St. John Health Syst.) MBIA	Aaa/AAA	5.750	02/15/2025	200,000	211,210
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.	Aa-3/AA	5.750	02/15/2025	500,000	528,190
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.	Aa-3/AA	6.000	02/15/2029	400,000	424,728
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.600	04/01/2022	250,000	256,743
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.650	04/01/2023	250,000	257,585
OK Devl. Finance Auth. OK State Higher Ed (Master Lease) FSA	Aaa/AAA	4.500	06/01/2026	250,000	255,278
OK Housing Finance Agency Single Family Homeownership	Aaa/NR	5.250	09/01/2021	140,000	142,429
*OK Housing Finance Agency Single Family Homeownership GNMA	Aaa/NR	5.375	03/01/2020	80,000	80,301
OK Housing Finance Agency Single Family Homeownership GNMA/FNMA	Aaa/NR	5.850	09/01/2020	50,000	50,919
#OK State G.O. (OK Building Commission) FGIC	Aaa/AAA	5.000	07/15/2018	1,600,000	1,719,312
*OK State Indl. Finance Auth. G.O.	Aa-3/NR	6.050	02/01/2015	285,000	287,995
OK State Municipal Power Auth. Rev. MBIA	Aaa/AAA	5.750	01/01/2024	2,230,000	2,548,199
*OK State Student Loan Auth.	Aaa/AAA	5.625	06/01/2031	685,000	729,210
OK State Student Loan Auth.	A/NR	6.350	09/01/2025	280,000	310,584
OK State Student Loan Auth. MBIA	Aaa/AAA	5.300	12/01/2032	450,000	470,475
OK State Turnpike Auth. FGIC	Aaa/AAA	5.500	01/01/2007	300,000	301,335
OK State Turnpike Auth. FGIC	Aaa/AAA	5.000	01/01/2023	165,000	170,643
OK State Turnpike Auth. FGIC	Aaa/AAA	5.250	01/01/2012	225,000	231,532
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.250	01/01/2028	430,000	449,316
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.000	01/01/2028	120,000	124,998
OK State Turnpike Auth. Rev. MBIA-IBC	Aaa/AAA	4.750	01/01/2024	140,000	144,745
OK State Water (Loan Program) Rev.	NR/AAA	5.400	09/01/2015	105,000	107,315
*OK State Water (Loan Program) Rev.	NR/AAA	5.100	09/01/2016	415,000	433,447
OK State Water Resources Board Rev.	NR/AAA	5.050	10/01/2022	200,000	215,250
OK State Water Resources Board Rev.	NR/AAA	5.125	10/01/2027	500,000	541,755
OK State Water Resources Board Rev.	NR/AAA	4.625	10/01/2018	435,000	450,560
OK State Water Resources Loan Rev.	NR/AAA	5.100	10/01/2027	500,000	541,375
OK Transportation Auth. Turnpike Sys. Rev. AMBAC	Aaa/AAA	5.000	01/01/2021	100,000	105,985
OK Water Resources Board Rev. AMBAC	Aaa/AAA	4.750	04/01/2024	100,000	104,325
Oklahoma City, OK MBIA	Aaa/AAA	4.250	03/01/2022	360,000	363,946
Oklahoma City, OK Public Auth. (OKC Fairgrounds Fac.) FGIC	Aaa/AAA	5.500	10/01/2019	250,000	279,738
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. FGIC	Aaa/AAA	5.000	07/01/2029	425,000	450,781
#Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	5.125	08/01/2030	750,000	794,677
Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	4.800	10/01/2027	500,000	521,565
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.) MBIA	Aaa/NR	5.000	11/01/2021	250,000	263,810
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. ACA	NR/A	5.750	12/01/2030	250,000	263,177
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ACA	NR/A	5.700	12/01/2025	220,000	232,285
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ALA	NR/A	5.625	12/01/2020	140,000	148,130
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.550	11/01/2021	250,000	264,598
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.650	11/01/2031	375,000	395,449
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.550	11/01/2021	250,000	264,597
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.650	11/01/2031	250,000	263,632
Sapulpa Municipal Authority Utility Rev. FSA	Aaa/AAA	5.125	01/01/2032	250,000	265,335
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) ACA	NR/A	5.250	11/01/2023	250,000	262,652
Tulsa Cty, OK Indl. Auth. Recreation Facs.	NR/AA-	4.700	09/01/2024	500,000	514,390
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/2023	700,000	714,924
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/2026	1,035,000	1,059,695
University of OK (Board of Regents) Rev. FGIC	Aaa/AAA	4.000	07/01/2016	250,000	256,377
University of OK Board of Regents (Multi Facs.) Rev. MBIA	Aaa/NR	4.750	06/01/2029	250,000	258,717
University of OK Board of Regents (Research Fac.) Rev.	Aaa/NR	4.800	03/01/2028	670,000	700,324
University of OK Board of Regents Student Hsg. Rev. FGIC	Aaa/NR	5.000	11/01/2027	1,000,000	1,059,430
University of OK Student Hsg. (Cameron Univ.) Rev. AMBAC	Aaa/AAA	5.500	07/01/2023	250,000	276,970

TOTAL OKLAHOMA MUNICIPAL BONDS (COST: $42,221,985)					$43,845,710

SHORT-TERM SECURITIES (1.4%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $644,918)				644,918	$644,918

TOTAL INVESTMENTS IN SECURITIES (COST: $42,866,903)					$44,490,628
OTHER ASSETS LESS LIABILITIES					293,699

NET ASSETS					$44,784,327

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager

Note: INVESTMENT IN SECURITIES

At October 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $42,866,903.  The net unrealized appreciation of investments based on the cost was $1,623,725, which is comprised of $1,665,776 aggregate gross unrealized appreciation and $42,051 aggregate gross unrealized depreciation.

Item 2. Controls and Procedures

(a)           The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report").  The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure.  Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)           There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)(1)       Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Integrity Managed Portfolios

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: December 29, 2006

BY: /s/Laura Anderson
 LAURA ANDERSON
TREASURER

Date: December 29, 2006